Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments under the operating leases	Future minimum lease payments under these leases are as follows:
Year Ending March 31,	Operating Leases

2016	$126
2017	129
2018	54
Thereafter	-
Total minimum lease payments	$309